SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Equity Method Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Investment income (loss)	$ 0.5	$ 5.8	$ 0.2